John Hancock
Global Shareholder Yield Fund
Quarterly portfolio holdings 12/31/2020

Fund’s investments
As of 12-31-20 (unaudited)
	Shares	Value
Common stocks 97.7%		$1,650,938,427
(Cost $1,272,991,527)
Canada 7.2%		122,518,194
BCE, Inc. (A)	468,732	20,043,273
Fortis, Inc. (A)	293,732	11,999,422
Great-West Lifeco, Inc.	145,987	3,480,796
Nutrien, Ltd. (A)	564,234	27,173,509
Restaurant Brands International, Inc.	226,107	13,817,399
Rogers Communications, Inc., Class B	211,652	9,853,482
Royal Bank of Canada	225,074	18,493,589
TELUS Corp. (A)	891,521	17,656,724
France 5.5%		92,849,259
AXA SA	541,520	12,986,837
Cie Generale des Etablissements Michelin SCA	64,438	8,296,783
Danone SA	167,300	11,009,304
Orange SA	1,169,766	13,926,011
Sanofi	228,688	22,164,996
TOTAL SE	566,826	24,465,328
Germany 7.7%		129,356,498
Allianz SE	124,410	30,563,990
BASF SE	255,015	20,156,947
Bayer AG	138,364	8,151,140
Deutsche Post AG	369,617	18,309,153
Deutsche Telekom AG	676,771	12,352,756
Muenchener Rueckversicherungs-Gesellschaft AG	86,726	25,768,414
Siemens AG	97,567	14,054,098
Ireland 0.5%		8,835,285
Medtronic PLC	75,425	8,835,285
Italy 3.3%		55,784,578
Assicurazioni Generali SpA	750,591	13,141,565
Snam SpA (A)	4,896,395	27,652,688
Terna Rete Elettrica Nazionale SpA	1,950,815	14,990,325
Japan 2.4%		40,622,280
Takeda Pharmaceutical Company, Ltd.	713,900	25,835,594
Tokio Marine Holdings, Inc.	287,000	14,786,686
Norway 0.6%		10,287,971
Orkla ASA	1,013,350	10,287,971
Singapore 0.6%		10,152,485
Singapore Exchange, Ltd.	1,445,400	10,152,485
South Korea 2.4%		41,336,514
Hyundai Glovis Company, Ltd. (B)	66,076	11,211,906
Samsung Electronics Company, Ltd., GDR (C)	16,563	30,124,608
Sweden 0.1%		2,154,178
Atlas Copco AB, A Shares	41,913	2,154,178
Switzerland 2.7%		44,810,931
Nestle SA	112,537	13,303,147
Novartis AG	164,676	15,505,555
Roche Holding AG	45,944	16,002,229
2	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan 1.7%		$28,571,206
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	262,025	28,571,206
United Kingdom 7.1%		119,691,385
AstraZeneca PLC, ADR	224,558	11,225,654
BAE Systems PLC	2,870,212	19,140,833
British American Tobacco PLC	480,055	17,827,773
British American Tobacco PLC, ADR	179,779	6,739,915
Coca-Cola European Partners PLC	219,396	10,932,503
GlaxoSmithKline PLC	965,926	17,674,513
National Grid PLC	1,109,884	13,116,000
Unilever PLC	384,071	23,034,194
United States 55.9%		943,967,663
AbbVie, Inc.	269,470	28,873,711
Altria Group, Inc.	586,162	24,032,642
Ameren Corp.	141,445	11,041,197
American Electric Power Company, Inc.	164,669	13,711,988
American Tower Corp.	39,983	8,974,584
Amgen, Inc.	60,398	13,886,708
Analog Devices, Inc.	135,251	19,980,630
Apple, Inc.	134,235	17,811,642
AT&T, Inc.	675,790	19,435,720
BlackRock, Inc.	13,054	9,418,983
Broadcom, Inc.	44,395	19,438,351
Chevron Corp.	152,555	12,883,270
Cisco Systems, Inc.	483,187	21,622,618
Dominion Energy, Inc.	247,272	18,594,854
Dow, Inc.	292,700	16,244,850
Duke Energy Corp.	133,103	12,186,911
Eaton Corp. PLC	190,487	22,885,108
Emerson Electric Company	140,929	11,326,464
Entergy Corp.	166,224	16,595,804
Enterprise Products Partners LP	826,658	16,194,230
Evergy, Inc.	183,260	10,172,763
Hanesbrands, Inc.	760,400	11,086,632
Hasbro, Inc.	138,865	12,989,432
IBM Corp.	206,490	25,992,961
Intel Corp.	227,139	11,316,065
Iron Mountain, Inc.	757,635	22,335,080
Johnson & Johnson	97,050	15,273,729
JPMorgan Chase & Co.	110,472	14,037,677
Kimberly-Clark Corp.	134,735	18,166,320
KLA Corp.	96,534	24,993,618
Las Vegas Sands Corp.	201,328	11,999,149
Lazard, Ltd., Class A	330,384	13,975,243
Leggett & Platt, Inc.	252,434	11,182,826
Lockheed Martin Corp.	33,038	11,727,829
LyondellBasell Industries NV, Class A	147,124	13,485,386
Magellan Midstream Partners LP	319,969	13,579,484
McDonald's Corp.	50,590	10,855,602
Merck & Company, Inc.	256,564	20,986,935
MetLife, Inc.	442,405	20,770,915
Microsoft Corp.	129,138	28,722,874
MSC Industrial Direct Company, Inc., Class A	154,867	13,069,226
Omnicom Group, Inc.	173,968	10,850,384
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	3

	Shares	Value
United States (continued)
PepsiCo, Inc.	87,242	$12,937,989
Pfizer, Inc.	468,216	17,235,031
Philip Morris International, Inc.	313,275	25,936,037
Phillips 66	171,604	12,001,984
T. Rowe Price Group, Inc.	64,012	9,690,777
Target Corp.	56,503	9,974,475
Texas Instruments, Inc.	146,092	23,978,080
The Coca-Cola Company	256,564	14,069,970
The Home Depot, Inc.	48,009	12,752,151
The PNC Financial Services Group, Inc.	70,206	10,460,694
The Procter & Gamble Company	65,396	9,099,199
Truist Financial Corp.	276,180	13,237,307
United Parcel Service, Inc., Class B	59,365	9,997,066
Vail Resorts, Inc.	34,070	9,504,167
Verizon Communications, Inc.	538,939	31,662,666
Watsco, Inc.	61,947	14,034,093
WEC Energy Group, Inc.	132,669	12,209,528
Welltower, Inc.	193,068	12,476,054

	Yield (%)	Shares	Value
Short-term investments 0.3%			$5,468,849
(Cost $5,461,124)
Short-term funds 0.3%			5,468,849
John Hancock Collateral Trust (D)	0.1386(E)	546,552	5,468,849

Total investments (Cost $1,278,452,651) 98.0%	$1,656,407,276
Other assets and liabilities, net 2.0%	33,286,821
Total net assets 100.0%	$1,689,694,097

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	All or a portion of this security is on loan as of 12-31-20. The value of securities on loan amounted to $5,370,111. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $38,689 in the form of U.S. Treasuries was pledged to the fund.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 12-31-20.
4	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

The fund had the following sector composition as a percentage of net assets on 12-31-20:
Information technology	15.0%
Financials	13.1%
Health care	13.0%
Consumer staples	11.7%
Utilities	9.6%
Industrials	8.8%
Communication services	7.9%
Consumer discretionary	6.8%
Energy	4.7%
Materials	4.6%
Real estate	2.5%
Short-term investments and other	2.3%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of December 31, 2020, by major security category or type:
	Total value at 12-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Canada	$122,518,194	$122,518,194	—	—
France	92,849,259	—	$92,849,259	—
Germany	129,356,498	—	129,356,498	—
Ireland	8,835,285	8,835,285	—	—
Italy	55,784,578	—	55,784,578	—
Japan	40,622,280	—	40,622,280	—
Norway	10,287,971	—	10,287,971	—
Singapore	10,152,485	—	10,152,485	—
South Korea	41,336,514	—	41,336,514	—
Sweden	2,154,178	—	2,154,178	—
Switzerland	44,810,931	—	44,810,931	—
Taiwan	28,571,206	28,571,206	—	—
United Kingdom	119,691,385	28,898,072	90,793,313	—
United States	943,967,663	943,967,663	—	—
Short-term investments	5,468,849	5,468,849	—	—
Total investments in securities	$1,656,407,276	$1,138,259,269	$518,148,007	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	546,552	$31,461,673	$564,517,958	$(590,552,857)	$26,455	$15,620	$296,516	—	$5,468,849
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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